Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

26.Related Party Transactions

Management and Director Compensation

Compensation expense for the company’s key management team for the years ended December 31 was as follows:

	2025	2024
Salaries and other short-term employee benefits	15.0	17.3
Share-based payments	7.5	7.2
	22.5	24.5

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2025	2024
Retainers and fees	1.4	1.8
Share-based payments	0.2	0.2
	1.6	2.0

Investments

During 2024 an insurance subsidiary of the company invested $100.4 in the Marval Guru Fund, which is managed by a related party as described in note 6.

Fairfax subordinate voting shares

During 2024 the company purchased for cancellation 275,000 Fairfax subordinate voting shares from Prem Watsa, the company’s Chairman and CEO, as described in note 16.